UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21081

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2012

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.7%
The AllianceBernstein Pooling Portfolios - Fixed Income - 60.3%
Bond Inflation Protection Portfolio	302,339	$3,325,724
Global Core Bond Portfolio	426,474	4,618,719
High-Yield Portfolio	30,845	304,744
Short Duration Bond Portfolio	514,577	4,909,065

		13,158,252

The AllianceBernstein Pooling Portfolios - Equity - 40.4%
International Growth Portfolio	112,332	773,966
International Value Portfolio	129,978	770,768
Multi-Asset Real Return Portfolio	193,402	1,514,342
Small-Mid Cap Growth Portfolio	15,317	190,538
Small-Mid Cap Value Portfolio	17,428	192,062
U.S. Large Cap Growth Portfolio	88,347	1,016,877
U.S. Value Portfolio	123,856	1,023,052
Volatility Management Portfolio	341,432	3,339,204

		8,820,809

Total Investments - 100.7% (cost $21,557,090) (a)		21,979,061
Other assets less liabilities - (0.7)%		(160,140)

Net Assets - 100.0%		$21,818,921

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $732,676 and gross unrealized depreciation of investments was $(310,705), resulting in net unrealized appreciation of $421,971.

AllianceBernstein Retirement Strategies

2000 Retirement Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Mutual Funds	$21,979,061	$	– 0	–	$	– 0	–	$21,979,061

AllianceBernstein Retirement Strategies

2005 Retirement Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.3%
The AllianceBernstein Pooling Portfolios - Equity - 50.2%
International Growth Portfolio	174,818	$1,204,493
International Value Portfolio	203,046	1,204,066
Multi-Asset Real Return Portfolio	255,394	1,999,731
Small-Mid Cap Growth Portfolio	26,357	327,886
Small-Mid Cap Value Portfolio	29,815	328,564
U.S. Large Cap Growth Portfolio	131,187	1,509,963
U.S. Value Portfolio	183,649	1,516,937
Volatility Management Portfolio	497,559	4,866,130

		12,957,770

The AllianceBernstein Pooling Portfolios - Fixed Income - 50.1%
Bond Inflation Protection Portfolio	356,107	3,917,177
Global Core Bond Portfolio	423,399	4,585,411
High-Yield Portfolio	102,491	1,012,613
Short Duration Bond Portfolio	355,575	3,392,185

		12,907,386

Total Investments - 100.3% (cost $23,371,489) (a)		25,865,156
Other assets less liabilities - (0.3)%		(82,098)

Net Assets - 100.0%		$25,783,058

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,624,103 and gross unrealized depreciation of investments was $(130,436), resulting in net unrealized appreciation of $2,493,667.

AllianceBernstein Retirement Strategies

2005 Retirement Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Mutual Funds	$25,865,156	$	– 0	–	$	– 0	–	$25,865,156

AllianceBernstein Retirement Strategies

2010 Retirement Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 60.4%
International Growth Portfolio	819,673	$5,647,550
International Value Portfolio	951,640	5,643,227
Multi-Asset Real Return Portfolio	1,071,363	8,388,770
Small-Mid Cap Growth Portfolio	128,244	1,595,356
Small-Mid Cap Value Portfolio	145,980	1,608,698
U.S. Large Cap Growth Portfolio	594,020	6,837,171
U.S. Value Portfolio	829,247	6,849,583
Volatility Management Portfolio	1,855,788	18,149,603

		54,719,958

The AllianceBernstein Pooling Portfolios - Fixed Income - 39.8%
Bond Inflation Protection Portfolio	1,204,131	13,245,445
Global Core Bond Portfolio	1,258,848	13,633,319
High-Yield Portfolio	562,161	5,554,146
Short Duration Bond Portfolio	386,159	3,683,959

		36,116,869

Total Investments - 100.2% (cost $80,634,767) (a)		90,836,827
Other assets less liabilities - (0.2)%		(204,048)

Net Assets - 100.0%		$90,632,779

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,886,083 and gross unrealized depreciation of investments was $(684,023), resulting in net unrealized appreciation of $10,202,060.

AllianceBernstein Retirement Strategies

2010 Retirement Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Mutual Funds	$90,836,827	$	– 0	–	$	– 0	–	$90,836,827

AllianceBernstein Retirement Strategies

2015 Retirement Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 68.5%
International Growth Portfolio	2,559,410	$17,634,335
International Value Portfolio	2,972,648	17,627,802
Multi-Asset Real Return Portfolio	2,884,014	22,581,829
Small-Mid Cap Growth Portfolio	438,392	5,453,602
Small-Mid Cap Value Portfolio	496,210	5,468,235
U.S. Large Cap Growth Portfolio	1,820,707	20,956,341
U.S. Value Portfolio	2,550,499	21,067,118
Volatility Management Portfolio	4,680,498	45,775,265

		156,564,527

The AllianceBernstein Pooling Portfolios - Fixed Income - 31.6%
Bond Inflation Protection Portfolio	2,372,849	26,101,338
Global Core Bond Portfolio	2,755,155	29,838,333
High-Yield Portfolio	1,650,272	16,304,684

		72,244,355

Total Investments - 100.1% (cost $208,222,873) (a)		228,808,882
Other assets less liabilities - (0.1)%		(203,530)

Net Assets - 100.0%		$228,605,352

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,552,191 and gross unrealized depreciation of investments was $(3,966,182), resulting in net unrealized appreciation of $20,586,009.

AllianceBernstein Retirement Strategies

2015 Retirement Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Mutual Funds	$228,808,882	$	– 0	–	$	– 0	–	$228,808,882

AllianceBernstein Retirement Strategies

2020 Retirement Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.8%
The AllianceBernstein Pooling Portfolios - Equity - 75.4%
International Growth Portfolio	3,744,926	$25,802,539
International Value Portfolio	4,347,588	25,781,197
Multi-Asset Real Return Portfolio	3,597,990	28,172,266
Small-Mid Cap Growth Portfolio	715,844	8,905,104
Small-Mid Cap Value Portfolio	817,939	9,013,687
U.S. Large Cap Growth Portfolio	2,579,455	29,689,533
U.S. Value Portfolio	3,645,132	30,108,788
Volatility Management Portfolio	5,809,899	56,820,809

		214,293,923

The AllianceBernstein Pooling Portfolios - Fixed Income - 24.4%
Bond Inflation Protection Portfolio	1,629,272	17,921,994
Global Core Bond Portfolio	2,891,458	31,314,489
High-Yield Portfolio	2,027,653	20,033,208

		69,269,691

Total Investments - 99.8% (cost $260,202,548) (a)		283,563,614
Other assets less liabilities - 0.2%		435,078

Net Assets - 100.0%		$283,998,692

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $28,770,772 and gross unrealized depreciation of investments was $(5,409,706), resulting in net unrealized appreciation of $23,361,066.

AllianceBernstein Retirement Strategies

2020 Retirement Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Mutual Funds	$283,563,614	$	– 0	–	$	– 0	–	$283,563,614

AllianceBernstein Retirement Strategies

2025 Retirement Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.1%
The AllianceBernstein Pooling Portfolios - Equity - 82.7%
International Growth Portfolio	3,845,237	$26,493,685
International Value Portfolio	4,464,318	26,473,404
Multi-Asset Real Return Portfolio	2,847,434	22,295,409
Small-Mid Cap Growth Portfolio	764,331	9,508,281
Small-Mid Cap Value Portfolio	866,018	9,543,519
U.S. Large Cap Growth Portfolio	2,656,000	30,570,560
U.S. Value Portfolio	3,728,009	30,793,353
Volatility Management Portfolio	4,668,535	45,658,267

		201,336,478

The AllianceBernstein Pooling Portfolios - Fixed Income - 17.4%
Bond Inflation Protection Portfolio	410,396	4,514,359
Global Core Bond Portfolio	1,897,969	20,555,002
High-Yield Portfolio	1,743,431	17,225,096

		42,294,457

Total Investments - 100.1% (cost $225,594,073) (a)		243,630,935
Other assets less liabilities - (0.1)%		(273,637)

Net Assets - 100.0%		$243,357,298

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,976,943 and gross unrealized depreciation of investments was $(6,940,081), resulting in net unrealized appreciation of $18,036,862.

AllianceBernstein Retirement Strategies

2025 Retirement Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Mutual Funds	$243,630,935	$	– 0	–	$	– 0	–	$243,630,935

AllianceBernstein Retirement Strategies

2030 Retirement Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.2%
The AllianceBernstein Pooling Portfolios - Equity - 88.2%
International Growth Portfolio	3,934,140	$27,106,226
International Value Portfolio	4,567,546	27,085,551
Multi-Asset Real Return Portfolio	2,038,093	15,958,268
Small-Mid Cap Growth Portfolio	777,734	9,675,011
Small-Mid Cap Value Portfolio	888,234	9,788,336
U.S. Large Cap Growth Portfolio	2,721,866	31,328,679
U.S. Value Portfolio	3,837,857	31,700,695
Volatility Management Portfolio	3,154,674	30,852,714

		183,495,480

The AllianceBernstein Pooling Portfolios - Fixed Income - 12.0%
Global Core Bond Portfolio	1,155,861	12,517,976
High-Yield Portfolio	1,261,612	12,464,722

		24,982,698

Total Investments - 100.2% (cost $190,719,401) (a)		208,478,178
Other assets less liabilities - (0.2)%		(440,223)

Net Assets - 100.0%		$208,037,955

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,850,839 and gross unrealized depreciation of investments was $(6,092,062), resulting in net unrealized appreciation of $17,758,777.

AllianceBernstein Retirement Strategies

2030 Retirement Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Mutual Funds	$208,478,178	$	– 0	–	$	– 0	–	$208,478,178

AllianceBernstein Retirement Strategies

2035 Retirement Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 93.0%
International Growth Portfolio	3,287,883	$22,653,513
International Value Portfolio	3,808,306	22,583,255
Multi-Asset Real Return Portfolio	1,129,607	8,844,822
Small-Mid Cap Growth Portfolio	649,846	8,084,083
Small-Mid Cap Value Portfolio	744,547	8,204,909
U.S. Large Cap Growth Portfolio	2,250,295	25,900,898
U.S. Value Portfolio	3,171,933	26,200,167
Volatility Management Portfolio	1,720,837	16,829,781

		139,301,428

The AllianceBernstein Pooling Portfolios - Fixed Income - 7.4%
Global Core Bond Portfolio	705,941	7,645,338
High-Yield Portfolio	349,428	3,452,352

		11,097,690

Total Investments - 100.4% (cost $139,224,818) (a)		150,399,118
Other assets less liabilities - (0.4)%		(534,244)

Net Assets - 100.0%		$149,864,874

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,667,572 and gross unrealized depreciation of investments was $(5,493,272), resulting in net unrealized appreciation of $11,174,300.

AllianceBernstein Retirement Strategies

2035 Retirement Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Mutual Funds	$150,399,118	$	– 0	–	$	– 0	–	$150,399,118

AllianceBernstein Retirement Strategies

2040 Retirement Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.9%
The AllianceBernstein Pooling Portfolios - Equity - 94.8%
International Growth Portfolio	3,005,113	$20,705,230
International Value Portfolio	3,481,906	20,647,701
Multi-Asset Real Return Portfolio	798,369	6,251,229
Small-Mid Cap Growth Portfolio	588,649	7,322,791
Small-Mid Cap Value Portfolio	673,833	7,425,643
U.S. Large Cap Growth Portfolio	2,048,776	23,581,416
U.S. Value Portfolio	2,877,376	23,767,126
Volatility Management Portfolio	934,353	9,137,970

		118,839,106

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.1%
Global Core Bond Portfolio	585,570	6,341,720

Total Investments - 99.9% (cost $112,506,578) (a)		125,180,826
Other assets less liabilities - 0.1%		122,701

Net Assets - 100.0%		$125,303,527

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,902,313 and gross unrealized depreciation of investments was $(4,228,065), resulting in net unrealized appreciation of $12,674,248.

AllianceBernstein Retirement Strategies

2040 Retirement Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Mutual Funds	$125,180,826	$	– 0	–	$	– 0	–	$125,180,826

AllianceBernstein Retirement Strategies

2045 Retirement Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.6%
The AllianceBernstein Pooling Portfolios - Equity - 95.5%
International Growth Portfolio	2,301,666	$15,858,479
International Value Portfolio	2,662,881	15,790,886
Multi-Asset Real Return Portfolio	580,442	4,544,857
Small-Mid Cap Growth Portfolio	456,119	5,674,116
Small-Mid Cap Value Portfolio	520,188	5,732,469
U.S. Large Cap Growth Portfolio	1,570,900	18,081,057
U.S. Value Portfolio	2,204,438	18,208,661
Volatility Management Portfolio	211,106	2,064,618

		85,955,143

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.1%
Global Core Bond Portfolio	424,332	4,595,520

Total Investments - 100.6% (cost $82,427,237) (a)		90,550,663
Other assets less liabilities - (0.6)%		(512,260)

Net Assets - 100.0%		$90,038,403

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,760,922 and gross unrealized depreciation of investments was $(3,637,496), resulting in net unrealized appreciation of $8,123,426.

AllianceBernstein Retirement Strategies

2045 Retirement Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Mutual Funds	$90,550,663	$	– 0	–	$	– 0	–	$90,550,663

AllianceBernstein Retirement Strategies

2050 Retirement Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.9%
The AllianceBernstein Pooling Portfolios - Equity - 94.9%
International Growth Portfolio	529,246	$3,646,508
International Value Portfolio	612,787	3,633,825
Multi-Asset Real Return Portfolio	128,903	1,009,307
Small-Mid Cap Growth Portfolio	104,954	1,305,632
Small-Mid Cap Value Portfolio	119,077	1,312,227
U.S. Large Cap Growth Portfolio	357,769	4,117,927
U.S. Value Portfolio	501,412	4,141,660

		19,167,086

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.0%
Global Core Bond Portfolio	93,668	1,014,427

Total Investments - 99.9% (cost $18,773,937) (a)		20,181,513
Other assets less liabilities - 0.1%		29,634

Net Assets - 100.0%		$20,211,147

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,043,025 and gross unrealized depreciation of investments was $(635,449), resulting in net unrealized appreciation of $1,407,576.

AllianceBernstein Retirement Strategies

2050 Retirement Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Mutual Funds	$20,181,513	$	– 0	–	$	– 0	–	$20,181,513

AllianceBernstein Retirement Strategies

2055 Retirement Strategy

Portfolio of Investments

May 31, 2012 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 100.4%
The AllianceBernstein Pooling Portfolios - Equity - 95.3%
International Growth Portfolio	145,840	$1,004,840
International Value Portfolio	169,400	1,004,540
Multi-Asset Real Return Portfolio	35,706	279,578
Small-Mid Cap Growth Portfolio	29,101	362,012
Small-Mid Cap Value Portfolio	32,914	362,711
U.S. Large Cap Growth Portfolio	99,506	1,145,310
U.S. Value Portfolio	139,405	1,151,490

		5,310,481

The AllianceBernstein Pooling Portfolios - Fixed Income - 5.1%
Global Core Bond Portfolio	26,302	284,852

Total Investments - 100.4% (cost $5,469,683) (a)		5,595,333
Other assets less liabilities - (0.4)%		(20,361)

Net Assets - 100.0%		$5,574,972

(a)	As of May 31, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $365,977 and gross unrealized depreciation of investments was $(240,327), resulting in net unrealized appreciation of $125,650.

AllianceBernstein Retirement Strategies

2055 Retirement Strategy

May 31, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of May 31, 2012:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Mutual Funds	$5,595,333	$	– 0	–	$	– 0	–	$5,595,333

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Blended Style Series, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 23, 2012